ISSUANCE OF DEBT SECURITIES	12 Months Ended
Dec. 31, 2021
ISSUANCE OF DEBT SECURITIES
ISSUANCE OF DEBT SECURITIES

24.    ISSUANCE OF DEBT SECURITIES

Banco Supervielle S.A.

Unsubordinated Debt Securities

Global Program for the issuance of simple Negotiable Debt securities, not convertible into shares, for an amount of up to US $ 2,300,000,000 (or its equivalent in other currencies or units of value)

As of December 31, 2021 and 2020, the amounts outstanding and the terms corresponding to outstanding unsubordinated debt securities were as follows:

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2021	12/31/2020
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4.5%	—	—
Banco Supervielle Class C	12/22/2017	12/22/2021	Badlar + Spread 4.25%	—	670,674
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	1,059,240	2,384,218
Banco Supervielle Class G	06/30/2020	06/30/2021	2% Annual Nominal	—	3,325,030
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	—	—
Total				1,059,240	6,379,922

Subordinated debt securities

Program for the issuance of Debt Securities for up to N/V $ 750,000 (increased to N/V $ 2,000,000) of Banco Supervielle S.A.

The following chart provides the main terms and conditions of issuances underway as of December 31, 2021 and 2020:

Issuance						Maturity		Book Value
date	Currency	Class	Amount	Amortization	Term	date	Rate	12/31/2021	12/31/2020
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	—	—
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	—	1,721,443
Total								—	1,721,443